Accounts Receivable	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Accounts Receivable
27	ACCOUNTS RECEIVABLE

(a)	Aging analysis
Aging analysis of accounts receivable, net of loss allowance is as follows:

	As of	As of
	December 31, 2021	December 31, 2020
	Million	Million
Base on invoice date:
Within 30 days	12,198	14,917
31 – 60 days	3,855	4,132
61 – 90 days	4,045	3,255
91 days – 1 year	11,457	13,076
Over 1 year	3,113	3,021

	34,668	38,401

The accounts receivable of the Group are primarily comprised of receivables due from customers and other telecommunications operators.

(b)	Expected credit impairment loss allowance of accounts receivable
The following table summarizes the changes in expected credit impairment loss allowance of accounts receivable:

	2021	2020
	Million	Million
As of January 1	11,590	9,557
Recognized/(reversed)	4,030	5,105
Written-off	(2,503)	(3,072)

As of December 31	13,117	11,590